Risk management	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Risk management
29.	Risk management

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2019 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

			Statement of Financial Position
	Notional value		Fair value Asset Position (Liability)		Maturity
	06.30.2019	12.31.2018	06.30.2019	12.31.2018
Derivatives not designated for hedge accounting
Future contracts—total (*)	(11,981)	(14,043)	16	108

Long position/Crude oil and oil products	38,336	40,017	—	—	2019/2020
Short position/Crude oil and oil products	(50,317)	(54,060)	—	—	2019/2020
OTC Options(*)
Put/Crude oil and oil products	186,000	—	87	—	2019
Forward contracts
Long position/Foreign currency forwards (BRL/USD) (**)	US$ 81	US$ 137	—	(2)	2019
Short position/Foreign currency forwards (BRL/USD) (**)	US$ 0	US$ 92	—	(1)	2019
Long position/Foreign currency forwards (EUR/USD) (**)	EUR 2477	EUR 3000	34	(123)	2019/2020
Long position/Foreign currency forwards (GPB/USD) (**)	GBP 450	GBP 450	(19)	(11)	2019
Short position/Foreign currency forwards (GPB/USD) (**)	GBP 31	GPB 31	—	—	2019
Swap
Foreign currency / Cross-currency Swap (**)	GBP 700	GBP 700	6	1	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(132)	(70.5)	2034

Total recognized in the Statement of Financial Position			(8)	(99)

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$, GBP and EUR are presented in million.

	Gains/ (losses) recognized in the statement of income (*)				Gains/(losses) recognized in Shareholders’ Equity (**)
		Restated		Restated		Restated		Restated
	2019	2018	2019	2018	2019	2018	2019	2018
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Commodity derivatives	(378)	(559)	(153)	(340)	—	—	—	—
Foreign currency derivatives	(171)	(69)	(139)	(178)	—	—	—	—

	(549)	(628)	(292)	(518)	—	—	—	—
Cash flow hedge on exports (***)	(1,494)	(1,610)	(739)	(789)	2,372	(7,213)	2,256	(7,695)

Total	(2,043)	(2,238)	(1,031)	(1,307)	2,372	(7,213)	2,256	(7,695)

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 29.2.

	Guarantees given as collateral
	06.30.2019	12.31.2018
Commodity derivatives	113	(48)
Foreign currency derivatives	186	70

Total	299	22

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2019 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products—price changes	—	(133)	(266)
Forward contracts	Foreign currency—depreciation BRL x USD	1	(20)	(41)
Options OTC	Crude oil and oil products—price changes	—	(78)	(86)

		1	(231)	(393)

(*)

The probable scenario was computed based on the following risks: oil and oil products prices: fair value at June 30, 2019 / R$ x U.S. Dollar—0.8% appreciation of the Real. Source: Focus and Bloomberg. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

29.1.	Risk management of crude oil and oil products prices

The Company is usually exposed to commodity price cycles, although it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the Business and Management targets are being met.

In March 2019, Petrobras implemented a hedge strategy for part of its oil exports foreseen for 2019. Over-the-Counter (OTC) put options referenced in the average Brent oil prices from April to the end of 2019 were purchased with strike price of US$ 60/barrel, with premium of US$ 320. In 2018, a similar strategy was implemented, with an average strike price of US$ 65/barrel and total cost of approximately US$ 445.

In the first half of 2019, due to the decrease in the fair value of these put options driven by the increase in the commodity price in the international market, a US$ 235 loss was accounted as other income and expenses (a US$ 402 loss in the first half of 2018). In the second quarter of 2019 there was a US$ 140 loss (a US$ 250 loss in the same period of 2018).

Additionally, since September 2018, the Company also has executed a hedge strategy related to gasoline prices and foreign exchange rates by using commodity derivatives and non-deliverable forwards (NDF), in order to give flexibility on its pricing policy for this oil product, allowing the Company to hold gasoline prices constant in the domestic market for periods of up to 15 days. The Company recognized a US$ 7 gain arising from this strategy in the first half of 2019, recorded in other income and expenses (a US$ 3 gain in the second quarter of 2019).

With the objective of giving additional flexibility to the pricing policy, in December 2018, Petrobras adopted a hedge strategy applied to diesel prices and foreign exchange rates by using NDF, in a manner similar to the strategy applied to gasoline. In June 2019, Petrobras approved the review of the frequency of adjustments in the prices of diesel and gasoline. From then on, the price adjustments of diesel and gasoline are carried out without defined frequency. The Company recognized a US$ 8 loss arising from this strategy on diesel in the first half of 2019, recorded in other income and expenses (a US$ 10 gain in the second quarter of 2019).

When applying this hedge strategy, the Company maintains the principles that govern the practice of competitive prices, such as international parity price, margins according to the risks inherent to the operation, share of participation in the market and mechanisms of protection through derivatives.

29.2.	Foreign exchange risk management

a)	Cash Flow Hedge involving the Company’s future exports

Aligned with Company’s foreign exchange risk management, and considering the initial adoption of IFRS 16 on January 1, 2019, the Company performed additional designations in the first half of 2019, amounting to US$ 26,752 (R$ 103,499 million), in which the hedged item was the highly probable future exports in US dollars, and as hedging instruments lease agreements denominated in US dollars.

The carrying amounts, the fair value as of June 30, 2019, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 3.8322 exchange rate are set out below:

Present value of hedging instrument notional value at 06.30.2019
Hedging Instrument	HedgedTransactions	Nature of theRisk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2019 to June 2029	89,352	342,414

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2018	66,168	256,390

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	36,106	139,359
Exports affecting the statement of income	(3,863)	(14,889)
Principal repayments / amortization	(9,059)	(34,891)
Foreign exchange variation	—	(3,555)

Amounts designated as of June 30, 2019	89,352	342,414

Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2019	105,429	404,024

In the first half of 2019, the Company recognized a US$ 4 gain within foreign exchange gains (losses) due to ineffectiveness.

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 80.3%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2019 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1, 2018	(14,508)	4,935	(9,573)

Recognized in shareholders’ equity	(8,950)	3,043	(5,907)
Reclassified to the statement of income—occurred exports	3,315	(1,127)	2,188

Balance at December 31, 2018	(20,143)	6,851	(13,292)

Recognized in shareholders’ equity	878	(299)	579
Reclassified to the statement of income—occurred exports	1,494	(508)	986

Balance at June 30, 2019	(17,771)	6,044	(11,727)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a review of the Company’s business plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP 2019-2023, would not indicate a reclassification adjustment from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2019 is set out below:

	2019	2020	2021	2022	2023	2024	2025	2026 to 2028	Total
Expected realization	(2,373)	(4,188)	(4,019)	(4,394)	(2,575)	(1,285)	180	883	(17,771)

b)	Cross currency swap – Pounds Sterling x Dollar

In 2017, the Company, through its wholly owned subsidiary Petrobras Global Trading B.V. (PGT), entered into cross currency swaps maturing in 2026 and 2034, with notional amounts of £ 700 million and £ 600 million, respectively, in order to hedge its Pounds/U.S. Dollar exposure arising from bonds issued amounting to £ 1,300. The Company recognized a US$ 94 loss in the first half of 2019 (a US$ 89 gain in the first half of 2018) arising from this strategy, recorded in finance income (expense). In the second quarter of 2019 there was a US$ 140 loss (a US$ 176 loss in the same period of 2018). The Company does not expect to settle these swaps before their expiration dates.

c)	Non Deliverable Forward (NDF) – Euro x Dollar and Pounds Sterling x Dollar

In 2018, the Company, also through PGT, entered into non deliverable forwards with notional amounts of Euro 3,000 million and £ 419 million, maturing in 2019, in other to reduce its euro x dollar and pounds x dollar exposures raised by bonds issued. In the first half of 2019, the notional amount was reduced to Euro 2,477 million, adjusting the protection to a lower exposure to the Euro provided by the repurchase of bonds in that currency over the course of this semester. The Company recognized a US$ 83 loss in the first half of 2019 arising from this strategy (US$ 3 in the same period of 2018), recorded in finance income (expense). In the second quarter of 2019 there was a US$ 2 loss (a US$ 2 loss in the same period of 2018). The Company does not expect to settle these NDFs before their expiration dates.

d)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Financial Instruments	Exposure at 06.30.2019	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets (**)	7,603		(64)	1,901	3,802
Liabilities (***)	(96,533)	Dollar/Real	811	(24,133)	(48,267)
Cash flow hedge on exports	89,352		(751)	22,338	44,676

	422		(4)	106	211
Assets	5		—	1	2
Liabilities	(20)	Euro/Real	—	(5)	(10)

	(15)		—	(4)	(8)
Assets	2,809	Euro/Dollar	(18)	702	1,404
Liabilities	(5,697)		37	(1,424)	(2,848)
Non Deliverable Forward (NDF)	2,817		(18)	704	1,409

	(71)		1	(18)	(35)
Assets	1		—	—	1
Liabilities	(21)	Pound Sterling/Real	—	(5)	(11)

	(20)		—	(5)	(10)
Assets	2,283	Pound Sterling /Dollar	(1)	571	1,141
Liabilities	(4,507)		1	(1,127)	(2,254)
Derivative—cross currency swap	1,652		(1)	413	826
Non Deliverable Forward (NDF)	532		—	133	266

	(40)		(1)	(10)	(21)

Total	276		(4)	69	137

(*)

On June 30, 2019, the probable scenario was computed based on the following risks: R$ x U.S. Dollar—a 0.8% appreciation of the Real / Euro x U.S. Dollar: a 0.7% depreciation of the Euro / Pound Sterling x U.S. Dollar: a 0.03% depreciation of the Pound Sterling / Real x Euro: a 1.5% appreciation of the Real / Real x Pound Sterling—a 0.9% appreciation of the Real. Source: Focus and Bloomberg.

(**)	It includes the Escrow account for the Class action agreement, as set out note 27.4.
(***)	It includes the provision for the Class Action agreement, as set out note 27.4.

29.3.	Liquidity risk

Following its liability management strategy, the Company regularly evaluates market conditions and may enter into transactions to repurchase its own securities or those of its affiliates, through a variety of means, including tender offers, make whole exercises and open market repurchases, in order to improve its debt repayment profile and cost of debt.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2019	2020	2021	2022	2023	2024 and thereafter	Balance at June 30, 2019	Balance at December 31, 2018
Principal	3,530	1,723	4,422	6,029	9,405	51,641	76,750	85,279
Interest	2,206	4,100	3,990	3,777	3,387	32,989	50,448	51,359

Total	5,736	5,823	8,412	9,806	12,792	84,630	127,198	136,638